Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Aug. 28, 2020
MFS® Lifetime® 2040 Fund | R6
Prospectus:
Trading Symbol	MLFKX
MFS® Lifetime® 2040 Fund | R4
Prospectus:
Trading Symbol	MLFJX
MFS® Lifetime® 2040 Fund | R3
Prospectus:
Trading Symbol	MLFHX
MFS® Lifetime® 2040 Fund | R2
Prospectus:
Trading Symbol	MLFGX
MFS® Lifetime® 2040 Fund | R1
Prospectus:
Trading Symbol	MLFEX
MFS® Lifetime® 2040 Fund | I
Prospectus:
Trading Symbol	MLFIX
MFS® Lifetime® 2040 Fund | C
Prospectus:
Trading Symbol	MLFCX
MFS® Lifetime® 2040 Fund | B
Prospectus:
Trading Symbol	MLFBX
MFS® Lifetime® 2040 Fund | A
Prospectus:
Trading Symbol	MLFAX